Leasehold Improvement, Furniture and Equipment, Net (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leasehold Improvement, Furniture and Equipment, Net

3.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	June 30, 2019	December 31, 2018
	(Unaudited)	(Audited)
Furniture and education equipment	$32,172	$36,861
Computer equipment and software	44,034	15,529
Leasehold improvements	79,934	-
	$156,140	$52,390
Less: accumulated depreciation	(34,914)	(28,198)
	$121,226	$24,192

Depreciation expense for the six months ended June 30, 2019 and 2018 was $37,247 and $nil, respectively

The Company recorded long-lived asset impairment losses of $55,919 during the year ended December 31, 2018, including $33,882 for leasehold improvement and $22,037 for the furniture. The Company did not record any long-lived asset impairment losses during the six months ended June 30, 2019.

5.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	As of December 31,
	2018	2017
Furniture and education equipment	$36,861	$-
Computer equipment and software	15,529	-
	$52,390	$-
Less: accumulated depreciation	(28,198)	-
	$24,192	$-

Depreciation expense for the years ended December 31, 2017 and 2018 was $nil and $40,131, respectively

The Company recorded long-lived asset impairment losses of $55,919 during the year ended December 31, 2018, including $33,882 for leasehold improvement and $22,037 for the furniture. The Company did not record any long-lived asset impairment losses during the year ended December 31, 2017.

Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Leasehold Improvement, Furniture and Equipment, Net

3.	LEASEHOLD IMPROVEMENT, FURNITURE AND EQUIPMENT, NET

	As of December 31,
	2018	2017
Furniture and education equipment	$35,291	93,777
Computer equipment and software	15,157	16,278
Leasehold improvements	-	187,975
	$50,448	298,030
Less: accumulated depreciation	(28,010)	(122,173)
	22,438	175,857

Depreciation expense for the years ended December 31, 2017 and 2018 was $76,191 and $83,193, respectively.

The Company recorded long-lived asset impairment losses of $55,919 during the year ended December 31, 2018, including $33,882 for leasehold improvement and $22,037 for the furniture. The Company did not record any long-lived asset impairment losses during the year ended December 31, 2017.